Short-term and long-term borrowings	12 Months Ended
Dec. 31, 2020
Short-term and long-term borrowings
Short-term and long-term borrowings

13. Short-term and long-term borrowings

The following is a summary of short-term and long-term borrowings:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings	203,845	60,679	9,299
Long-term borrowings	9,689	22,577	3,460

As of December 31, 2019 and 2020, the Group had short-term borrowings from banks which were repayable within one year, with interests charged at rates ranging from 0.4% to 6.3% and 0.2% to 5.8% per annum, respectively.

As of December 31, 2019 and 2020, the Group had long-term borrowings from banks which were repayable over one year, with interests charged at rates ranging from 0.4% to 6.0% and 0.2% to 6.0% per annum, respectively, among which RMB2,300 long-term borrowings were guaranteed by a subsidiary of the Group and pledged with the land use right owned by the Group. The repayment terms of Group’s long-term borrowings from banks ranged from three years to ten years and the principals and interests are repaid on monthly or quarterly basis or upon maturity.

The above borrowings contain certain standard covenants including, among others, limitation on liens, liquidation and dissolution of the Group, significant change of the Group’s capital structure and external investments. The Group was in compliance with all of the loan covenants as of December 31, 2019 and 2020.

13. Short-term and long-term borrowings – continued

The following table summarizes the aggregate required repayments of the principal amounts of the Group’s long-term borrowing:

As of December 31,
2020
RMB
2021	—
2022	5,249
2023	4,499
2024	6,161
2025 and thereafter	6,668
Total	22,577